Share-Based Compensation (Details) ¥ in Millions, $ in Millions					1 Months Ended	6 Months Ended			12 Months Ended
	May 04, 2023 shares	Nov. 23, 2022 USD ($) shares	Jun. 15, 2018 shares	Jun. 15, 2018 shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share-Based Compensation [Line Items]
Vesting period									4 years
Number of new stock issued during the period		58,472,736
Consideration value | $		$ 15.0
Consideration amount
Fair value | ¥
Total share-based compensation expenses | ¥						¥ 15.5	¥ 4.0
Unrecognized share-based compensation expenses | ¥									2.3
Weighted-average period						1 year 10 months 24 days
Number of restricted shares shall replaced with options			15,473,653
Restricted shares			13,740,480
Issuance of ordinary shares	169,172,564
Granted restricted shares						3,000,000
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Fair value | ¥						¥ 1.3
Total share-based compensation expenses | ¥									¥ 9.5	¥ 10.3	¥ 9.8
Unrecognized share-based compensation expenses | ¥						¥ 1.3
Weighted-average period									1 year 2 months 15 days
Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period						4 years
TuanChe Limited Share Incentive Plan (the "Plan")
Share-Based Compensation [Line Items]
Number of option shares			15,473,653	15,473,653
Consideration amount				13,740,480
TuanChe Limited Share Incentive Plan (the "Plan") | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Granted restricted shares									20,900,000	1,500,000
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-Based Compensation [Line Items]
Number of new stock issued during the period					38,723,321
Consideration value | ¥
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Consideration amount									20,900,000	1,500,000	1,390,000
Fair value | ¥									¥ 5.4	¥ 2.2	¥ 1.4
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum [Member]
Share-Based Compensation [Line Items]
Vesting period
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum [Member]
Share-Based Compensation [Line Items]
Vesting period									4 years
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of new stock issued during the period								38,723,321